Summary of Significant Accounting Policies - Summary of the impact arising from the adoption of ASC 842 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments and other current assets	¥ 60,279	$ 9,460		¥ 57,329
Accrued liabilities and other current liabilities	127,892	20,070		83,648
Capital lease obligations, current	0	$ 0		¥ 4,816
Prepayments and other current assets			¥ 57,236
Operating right-of-use assets			36,542
Accrued liabilities and other current liabilities			81,078
Current portion of operating lease liabilities			11,403
Current portion of finance lease liabilities			4,816
Non-current portion of operating lease liabilities			¥ 27,616
Adoption of ASC 842 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments and other current assets	(93)
Accrued liabilities and other current liabilities	(2,570)
Operating right-of-use assets	36,542
Capital lease obligations, current	(4,816)
Current portion of operating lease liabilities	11,403
Current portion of finance lease liabilities	4,816
Non-current portion of operating lease liabilities	¥ 27,616